VESSELS UNDER CAPITAL LEASE, NET (Details 2) $ in Thousands	Dec. 31, 2017 USD ($)
Outstanding Obligations Under Capital Leases: [Abstract]
2018	$ 63,960
2019	58,135
2020	51,679
2021	51,255
2022	44,543
Thereafter	115,846
Minimum lease payments	385,418
Less: imputed interest	(86,402)
Present value of obligations under capital leases	$ 299,016